Related Party Transactions (Details) - USD ($)							3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 12, 2026	Jul. 16, 2025	Jun. 16, 2025	May 27, 2025	May 23, 2025	Mar. 15, 2024	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 27, 2026	Feb. 18, 2026	Dec. 22, 2025	Sep. 19, 2025	Jun. 18, 2025	Apr. 04, 2025	Aug. 02, 2024	Aug. 01, 2024
Related Party Transactions [Line Items]
Share price (in Dollars per share)							$ 18		$ 18			$ 18
Agreed to purchase (in Shares)											8,337,500
Aggregate purchase price				$ 10
Price per warrants (in Dollars per share)							$ 0.01		$ 0.01			$ 0.01
Director compensation expense							$ 122,500	$ 45,727	$ 610,750	$ 45,727	$ 0	$ 1,617,000
Accrued compensation							4,658,471		4,658,471		98,948	4,796,309
Advance from related party												24,440
Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate loan expenses												300,000
Aggregate principal amount			$ 2,500,000
Unpaid principal balance			$ 1,500,000
February 2026 Note [Member]
Related Party Transactions [Line Items]
Aggregate loan expenses														$ 2,000,000
Non-Employee Director Compensation Plan [Member]
Related Party Transactions [Line Items]
Accrued compensation							70,000		$ 70,000		0	$ 45,727
Sponsor [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)	$ 3.33
Owned purchase price (in Shares)												5,043,750
Convertible loans		$ 1,500,000
Aggregate gross proceeds	$ 14,250,000
Aggregate of shares	4,279,275								4,279,275
Advance from related party					$ 51,898							$ 24,440						$ 378,757
Sponsor [Member] | February 2026 Note [Member]
Related Party Transactions [Line Items]
Aggregate loan expenses							1,100,000		$ 1,100,000					2,000,000
Related Party [Member]
Related Party Transactions [Line Items]
Due from related party							527		527			527
Outstanding amount							1,100,000		1,100,000
Advance from related party
Related Party [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Borrowings															$ 500,000	$ 1,500,000	$ 500,000
Outstanding balance							$ 2,500,000		2,500,000		$ 0	2,500,000
Related Party [Member] | February 2026 Note [Member]
Related Party Transactions [Line Items]
Borrowings													$ 500,000	$ 600,000
Related Party [Member] | Non-Employee Director Compensation Plan [Member]
Related Party Transactions [Line Items]
Accrued compensation												$ 891,500
Founders Shares [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)												$ 0.004
Shares subject to forfeiture (in Shares)
Founders Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Shares issued						7,187,500
Capital contribution						$ 25,000						$ 25,000
Founders Shares [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)						$ 0.004
Shares subject to forfeiture (in Shares)
Working Capital Loan [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Convertible loans									$ 1,500,000			$ 1,500,000
Warrant price (in Dollars per share)							$ 1		$ 1			$ 1
Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Agreed to purchase (in Shares)												8,337,500
Owned purchase price (in Shares)				3,293,750	5,043,750		8,337,500		8,337,500			8,337,500
Purchase price (in Dollars per share)			$ 1
Aggregate gross proceeds	$ 8,000,000
Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Agreed to purchase (in Shares)									8,337,500
Owned purchase price (in Shares)				3,293,750	5,043,750		5,043,750		5,043,750			5,043,750
Aggregate purchase price					$ 6,467,500
Price per warrants (in Dollars per share)							$ 1		$ 1			$ 1
Class A Ordinary share [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)												$ 12
Trading days									20 days			20 days
Consecutive trading day threshold									30 days			30 days
Initial business combination period									150 days			150 days
Par value (in Dollars per share)							0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary share [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)							$ 12		$ 12
Class A Ordinary share [Member] | Private Placement Warrants [Member]
Related Party Transactions [Line Items]
Purchase of each warrants (in Shares)							1		1			1
Price per warrants (in Dollars per share)			$ 11.5				$ 11.5		$ 11.5			$ 11.5
Class A Ordinary share [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Purchase of each warrants (in Shares)							1		1			1
Price per warrants (in Dollars per share)												$ 11.5
Class B Ordinary share [Member]
Related Party Transactions [Line Items]
Shares subject to forfeiture (in Shares)							937,500		937,500			937,500								937,500
Par value (in Dollars per share)							$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class B Ordinary share [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Agreed to purchase (in Shares)					7,187,500
Par value (in Dollars per share)					$ 0.0001
Class B Ordinary share [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Par value (in Dollars per share)					$ 0.0001
Initial Public Offering [Member]
Related Party Transactions [Line Items]
Share price (in Dollars per share)																			$ 10
Initial Public Offering [Member] | Convertible Promissory Note [Member]
Related Party Transactions [Line Items]
Aggregate loan expenses							$ 300,000		$ 300,000
Initial Public Offering [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Advance from related party											$ 98,212	$ 280,545
Initial Public Offering [Member] | M3 Partners [Member]
Related Party Transactions [Line Items]
Advance from related party												$ 76,338